UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20548

FORM 13F

Report for the Calendar Year or Quarter Ended:  June 30, 1999
Check here if Amendent [ ];  Amendment Number:
This Amendment:  [ ] is a restantement.
                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Suffolk Capital Management, Inc
Address: 1633 Broadway, 40th Floor
         New York,  NY  10019

13F File Number: 801-46783


The institutional investment manager filing this report and the person by whom it is signed is hereby represent that the perosn signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sandra Brown
Title: Administrative Assistant
Phone:  212-247-2160

Sandra Brown        New York,  NY                   June 30, 1999

[X]         13F HOLDINGS REPORT.


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Number of Other included Managers: 0
Form 13F Informations Table Entry Total:  154
Form 13F Information Table Value Total: $2,455,686
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